Disposal of Mayi and concurrent investment in Tujia	12 Months Ended
Dec. 31, 2016
Mayi And Tujia [Member]
Disposal of Mayi and concurrent investment in Tujia
7.	Disposal of Mayi and concurrent investment in Tujia

On June 20, 2016, the Company disposed its entire interest in Mayi, a majority-owned subsidiary which is engaged in online marketplace business for people to list and reserve short-term accommodations in Mainland China to Tujia, a competitor in the short-term accommodation business in Mainland China. The disposal of interest included an aggregate number of 16 million ordinary shares and approximately 1.7 million Series A preference shares of Mayi (the “Disposal Transaction”). In return, approximately 3.9 million Tujia Ordinary Shares were issued to the Company.

In addition to the Disposal Transaction, on June 20, 2016, the Company made additional investment in Tujia including the purchase of approximately 5.2 million Tujia Ordinary Shares and 2.3 million Tujia Series D Preference Shares by (i) paying RMB65,874 (US$10,000) in cash, and (ii) providing future services with fair value of approximately RMB79,132 (US$12,043) (the “Investment Transaction”).

Upon completion of the above transactions, the Company derecognized the assets and liabilities, including allocated goodwill attributable to Mayi, amounted to RMB78,323 (US$11,920). As a result of the disposal of Mayi, the Company recognized a gain on disposal of Mayi of approximately RMB79,581 (US$12,081) and obtained less than 5% ownership in Tujia through its investment in an aggregate number of approximately 9.2 million Tujia Ordinary Shares and 2.3 million Tujia Series D Preference Shares. The Company's investment in Tujia Ordinary Shares was accounted for as cost method as the Company does not have ability to exercise significant influence over operating and financial policies of Tujia through the investment in Tujia Ordinary Shares and the shares do not have readily determinable fair value or quoted market price. The Company's investment in Tujia Series D Preference Shares was also accounted for as cost method because the Tujia Series D Preference Shares were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.